Loans Receivable - Reconciliation of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Beginning balance	$ 985,375	$ 596,963	$ 61,319
Provision for credit losses	742,437	1,134,518	614,684
Loans charged off	(662,681)	(746,106)	(79,040)
Ending balance	1,065,131	985,375	596,963
Individually
Collectively	$ 1,065,131	$ 985,375	$ 596,963